VOYA MUTUAL FUNDS

Voya Global Bond Fund

(“Fund”)

Supplement dated May 24, 2017

to the Fund’s Class A, Class C, Class I, Class O, Class P, Class R and

Class W Prospectus, and Class R6 Prospectus (each a “Prospectus” and collectively the “Prospectuses”)

each dated February 28, 2017

Pursuant to the guidance from the U.S. Securities and Exchange Commission, as the Fund was originally classified as non-diversified but has been managed as diversified for a period of at least three years, the Fund’s classification has changed from a non-diversified fund to a diversified fund effective May 24, 2017. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Fund to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. Voya Mutual Funds is organized as a Delaware statutory trust.

Effective immediately, the Fund’s Prospectuses are hereby revised as follows:

1.	The eighth paragraph of the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is deleted in its entirety.

2.	The risk entitled “Issuer Non-Diversification” of the section entitled “Principal Risks” of the Fund’s Prospectuses is hereby deleted in its entirety.

3.	The information related to the Fund in the table of the subsection entitled “Key Fund Information – Fund Diversification” of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

Portfolio	Diversified	Non-Diversified
Voya Global Bond Fund	X

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA MUTUAL FUNDS

Voya Global Bond Fund

(“Fund”)

Supplement dated May 24, 2017

to the Fund’s Class A, Class C, Class I, Class O, Class P, Class R, Class R6 and

Class W Statement of Additional Information (“SAI”)

dated February 28, 2017

Pursuant to the guidance from the U.S. Securities and Exchange Commission, as the Fund was originally classified as non-diversified but has been managed as diversified for a period of at least three years, the Fund’s classification has changed from a non-diversified fund to a diversified fund effective May 24, 2017. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Fund to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. Voya Mutual Funds is organized as a Delaware statutory trust.

Effective immediately, the Fund’s SAI is revised as follows:

1.	The information related to the Fund in the table in the subsection entitled “Supplemental Description of Fund Investments and Risks – Diversification/Concentration” of the Fund’s SAI is hereby deleted in its entirety and replaced with the following:

Fund	Diversified	Non-Diversified	Concentration
Voya Global Bond Fund	X

2.	The subsection entitled “Fundamental and Non-Fundamental Investment Restrictions – Fundamental Investment Restrictions” is hereby revised to add the following:

8.	purchase securities of any issuer if, as a result, with respect to 75% of the Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Fund’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE